COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:-	COMMITMENTS AND CONTINGENCIES

a.
During the years ended December 31, 2020 and 2019, the Company was party to a lease agreement with a related party for an annual fee of $33. As of December 31, 2020, the lease agreement with the related party was terminated.

On December 10, 2020, the Company entered into a new rental agreement with an un-related party for a period of twelve months starting on January 1, 2021, with an extension option for an additional twelve months, for an annual rental fee of $20. As of December 31, 2021 the agreement was terminated.

On July 26, 2021 the Company engaged in a new rental agreement with an un-related party for a period of twelve months starting on August 15, 2021 with an extension option for an additional twelve months subject to the Company's prior notice. The annual rent fees are $75. The Company gave the lessor a bank guaranty of $16, as collateral and the bank holds this amount restricted cash.

On November 23, 2020, the Company entered into an employment agreement with Rita Kenan under which Mrs. Kenan serves as the VP Operations commencing January 1, 2021. Under the terms of the agreement, the Company paid Mrs. Keenan a bonus, in the amount of $45 in 2021.

c.
On November 13, 2020 and December 3, 2020, the Company entered into a Master Clinical Research Organization Agreement (the “First Agreement”) and a Master Clinical Trial Agreement (the “Second Agreement”) with Lotus Clinical Research ("Lotus") as the Company's clinical research organization. According to the agreements Lotus will serve as the clinical research organization for the Company's planned Phase 3 trials of PRF-110, which are expected to take place in 2022. Under the first agreement, the Company is obligated to pay an accumulated amount of approximately $2,907 (excluding pass-through costs) upon milestone completions and under the second agreement an accumulated amount of approximately $7,107 (excluding advertising budget) upon actual number of evaluable subjects.

Under the First Agreement, a non-refundable payment of $581 was made on December 28, 2020. In Addition, during 2021 payments in a total amount of $581 were made according to milestones set in the agreement.

Under the Second Agreement, a non-refundable deposit (the “Second Agreement Deposit”) of $710 was made on January 12, 2021.

As of December 31, 2021 and 2020, the Company accounted for these amounts of net $1,728 and $1,294 as prepaid clinical trial expense and deferred clinical trial costs after recognition of $145 clinical trials expenses in 2021.